UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $160,469 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ASSETS TR INC         COM              024013104     2280   100000 SH       SOLE                   100000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    17560  1948900 SH       SOLE                  1948900
AV HOMES INC                   COM              00234P102     7644   627610 SH       SOLE                   627610
BROOKDALE SR LIVING INC        COM              112463104    10945   584682 SH       SOLE                   584682
CAPITAL SR LIVING CORP         COM              140475104     8774   949589 SH       SOLE                   949589
COUSINS PPTYS INC              COM              222795106     8708  1148842 SH       SOLE                  1148842
EQUITY LIFESTYLE PPTYS INC     COM              29472R108    14611   209500 SH       SOLE                   209500
FOREST CITY ENTERPRISES INC    CL A             345550107     5660   361462 SH       SOLE                   361462
ISHARES TR                     DJ US REAL EST   464287739       36   400000 SH  PUT  SOLE                   400000
LOWES COS INC                  COM              548661107    11281   359500 SH       SOLE                   359500
M/I HOMES INC                  COM              55305B101     6153   497837 SH       SOLE                   497837
MFA FINANCIAL INC              COM              55272X102     6387   855000 SH       SOLE                   855000
MORGANS HOTEL GROUP CO         COM              61748W108     7538  1522796 SH       SOLE                  1522796
MPG OFFICE TR INC              COM              553274101     6402  2110750 SH       SOLE                  2110750
NATIONSTAR MTG HLDGS INC       COM              63861C109     8948   623133 SH       SOLE                   623133
PENNYMAC MTG INVT TR           COM              70931T103     4294   230000 SH       SOLE                   230000
STARWOOD PPTY TR INC           COM              85571B105    15163   721362 SH       SOLE                   721362
SUNSTONE HOTEL INVS INC NEW    COM              867892101     6598   677379 SH       SOLE                   677379
TERRENO RLTY CORP              COM              88146M101     1887   131881 SH       SOLE                   131881
TWO HBRS INVT CORP             COM              90187B101     9600   946793 SH       SOLE                   946793